Schedule of Allowance For Doubtful Accounts (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts beginning of year	$ 2,236	$ 1,578
Additions	217	980
Deductions – write-offs	(1,514)	(322)
Allowance for doubtful accounts end of period	$ 939	$ 2,236